Discontinued operations - Schedule of Financial Performance of Discontinued Operations (Details) - Discontinued operations [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discontinued operations - Schedule of Financial Performance of Discontinued Operations (Details) [Line Items]
Revenues	¥ 2,826	¥ 93,882
Cost of revenues	(1,444)	(85,538)
Operating expenses	(26,258)	(26,598)
Other (losses)/gains, net	105	(258)
Fair value changes of financial instruments at fair value through profit or loss	0	61
Finance costs	(86)	(2,598)
Loss before income tax	(24,857)	(21,049)
Income tax	0	(1,193)
Loss after income tax	(24,857)	(22,242)
Gain on sale of Sinopower after income tax	0	15,838
Loss from discontinued operations	(24,857)	(6,404)
Equity holders of the Company	(22,698)	(5,154)
Non-controlling interests	(2,159)	(1,250)
Total comprehensive loss from discontinued operations	(24,857)	(6,404)
Equity holders of the Company	(22,698)	(5,154)
Non-controlling interests	(2,159)	(1,250)
Net cash (used in)/generated from operating activities	11,078	(33,377)
Net cash generated from investing activities	0	0
Net cash generated from/(used in) financing activities	(10,098)	4,475
Net (decrease)/increase in cash generated by the discontinued operations	¥ 980	¥ (28,902)